The Company and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
The Company and Nature of Operations

1. The Company and Nature of Operations

Targacept, Inc., or the Company, is a Delaware corporation formed on March 7, 1997. The Company is a biopharmaceutical company that historically has been engaged in the development of novel NNR Therapeutics™ to treat patients suffering from serious nervous system and gastrointestinal/ genitourinary diseases and disorders. The Company’s NNR Therapeutics selectively target a class of receptor known as neuronal nicotinic receptors, which it refers to as NNRs. Its facilities are located in Winston-Salem, North Carolina.

1. The Company and Nature of Operations

Targacept, Inc., or the Company, is a Delaware corporation formed on March 7, 1997. The Company is a biopharmaceutical company engaged in the development of novel NNR Therapeutics™ to treat patients suffering from serious nervous system and gastrointestinal/genitourinary diseases and disorders. The Company’s NNR Therapeutics selectively target neuronal nicotinic receptors, which it refers to as NNRs. Its facilities are located in Winston-Salem, North Carolina.